Apr. 17, 2023
(Allspring Income Plus Fund - Classes A and C) | (Allspring Income Plus Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Assuming Redemption at End of Period
Assuming No Redemption
(Allspring Income Plus Fund - Administrator Class) | (Allspring Income Plus Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Allspring Income Plus Fund - Institutional Class | (Allspring Income Plus Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.